SUPPLEMENT TO THE

SPARTAN® CALIFORNIA MUNICIPAL INCOME FUND

A Fund of Fidelity California Municipal Trust

STATEMENT OF ADDITIONAL INFORMATION

April 24, 2003

Ms. Davis served on the Board of Trustees through December 31, 2003. The following information has been removed from the "Trustees and Officers" section beginning on page 35.

PHYLLIS BURKE DAVIS (71), Trustee (1992). Ms. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Toshiba International Advisory Group of Toshiba Corporation (2001) and a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

During the period March 1, 2003 through December 31, 2003, Dr. Heilmeier served as a Member of the Advisory Board. Effective January 1, 2004, Dr. Heilmeier serves as a Member of the Board of Trustees. The following information supplements similar information found in the "Trustees and Officers" section beginning on page 35.

GEORGE H. HEILMEIER (67), Trustee (2004). Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002) and Compaq (1994-2002).

CFLB-04-01 March 25, 2004
1.791663.101

Effective January 1, 2004, Ms. Small serves as a Member of the Advisory Board. The following information supplements similar information found in the "Trustees and Officers" section beginning on page 35.

CORNELIA M. SMALL (59), Member of the Advisory Board (2004). Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

The following information supplements similar information found in the "Trustees and Officers" section beginning on page 35.

STUART FROSS (44), Assistant Secretary of Spartan California Municipal Income Fund (2003). Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.

The following information has been removed from the "Trustees and Officers" section beginning on page 35.

MARIA F. DWYER (44), President and Treasurer of Spartan California Minicipal Income Fund. Ms. Dywer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity Ms. Dwyer served as Director of Compliance for MFS Investment Management.

The following information supplements similar information found in the "Trustees and Officers" section beginning on page 35.

CHRISTINE REYNOLDS (45), President, Treasurer, and Anti-Money Laundering (AML) officer of Spartan California Minicipal Income Fund. Ms. Reynolds also serves as President, Treasurer, and AML Officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

The following information has been removed from the "Trustees and Officers" section beginning on page 35.

STANLEY N. GRIFFITH (56), Assistant Vice President of Spartan California Municipal Income Fund (1998). Mr. Griffith is Assistant Vice President of Fidelity's Fixed-Income Funds (1998), Assistant Secretary of FIMM (1998), Vice President of Fidelity Investments' Fixed-Income Division (1998), and is an employee of FMR.

The following information supplements similar information found in the "Trustees and Officers" section beginning on page 35.

JENNIFER S. TAUB (37), Assistant Vice President of Spartan California Municipal Income Fund (2003). Ms. Taub is Assistant Vice President of Fidelity's Fixed-Income Funds (2003), Assistant Secretary of FIMM (2003), and is an employee of FMR.

The following information supplements the similar information in the "Management Contract" section beginning on page 43.

Sub-Advisers - FIIA and FIIA(U.K.)L. On behalf of the fund, FIMM has entered into a master international fixed-income research agreement with FIIA. On behalf of the fund, FIIA, in turn, has entered into a fixed-income sub-research agreement with FIIA(U.K.)L. Pursuant to the research agreements, FIMM may receive investment advice and research services concerning issuers and countries outside the United States and Canada. In particular, FIIA and FIIA(U.K.)L will make minimal credit risk and comparable quality determinations for foreign issuers that issue U.S. dollar-denominated securities.

Under the terms of the master international fixed-income research agreement, FIMM pays FIIA an amount based on the fund's net assets relative to the assets of other registered investment companies with which FMR or FIMM has management contracts. Under the terms of the sub-research agreement, FIIA pays FIIA(U.K.)L an amount equal to the administrative costs incurred in providing investment advice and research services for a fund.

The following information replaces the third paragraph found under the "Voting Rights" heading in the "Description of the Fund" section on page 48.

The fund or a class may be terminated upon the sale of its assets to, or merger with, another open-end management investment company, series, or class thereof, or upon liquidation and distribution of its assets. The Trustees may reorganize, terminate, merge, or sell all or a portion of the assets of the fund or a class without prior shareholder approval. In the event of the dissolution or liquidation of the fund or a class, shareholders of that fund or that class are entitled to receive the underlying assets of the fund or class available for distribution.

SUPPLEMENT TO THE

FIDELITY ADVISOR CALIFORNIA MUNICIPAL INCOME FUND

Class A, Class T, Class B, Class C, and Institutional Class

Classes of Spartan® California Municipal Income Fund

A Fund of Fidelity California Municipal Trust

STATEMENT OF ADDITIONAL INFORMATION

April 24, 2003

The following information replaces similar information found under the heading "Institutional Class Shares Only" in the "Buying, Selling, and Exchanging Information" section on page 35.

8. Mutual funds or qualified tuition programs for which FMR or an affiliate serves as investment manager; and

Ms. Davis served on the Board of Trustees through December 31, 2003. The following information has been removed from the "Trustees and Officers" section beginning on page 39.

PHYLLIS BURKE DAVIS (71), Trustee (1992). Ms. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Toshiba International Advisory Group of Toshiba Corporation (2001) and a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

During the period March 1, 2003 through December 31, 2003, Dr. Heilmeier served as a Member of the Advisory Board. Effective January 1, 2004, Dr. Heilmeier serves as a Member of the Board of Trustees. The following information supplements similar information found in the "Trustees and Officers" section beginning on page 39.

GEORGE H. HEILMEIER (67), Trustee (2004). Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002) and Compaq (1994-2002).

ASCM/ASCMIB-04-01 March 25, 2004
1.777593.102

Effective January 1, 2004, Ms. Small serves as a Member of the Advisory Board. The following information supplements similar information found in the "Trustees and Officers" section beginning on page 39.

CORNELIA M. SMALL (59), Member of the Advisory Board (2004). Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

The following information supplements similar information found in the "Trustees and Officers" section beginning on page 39.

STUART FROSS (44), Assistant Secretary of Spartan California Municipal Income Fund (2003). Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.

The following information has been removed from the "Trustees and Officers" section beginning on page 39.

MARIA F. DWYER (44), President and Treasurer of Spartan California Minicipal Income Fund. Ms. Dywer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity Ms. Dwyer served as Director of Compliance for MFS Investment Management.

The following information supplements similar information found in the "Trustees and Officers" section beginning on page 39.

CHRISTINE REYNOLDS (45), President, Treasurer, and Anti-Money Laundering (AML) officer of Spartan California Minicipal Income Fund. Ms. Reynolds also serves as President, Treasurer, and AML Officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

The following information has been removed from the "Trustees and Officers" section beginning on page 39.

STANLEY N. GRIFFITH (56), Assistant Vice President of Spartan California Municipal Income Fund (1998). Mr. Griffith is Assistant Vice President of Fidelity's Fixed-Income Funds (1998), Assistant Secretary of FIMM (1998), Vice President of Fidelity Investments' Fixed-Income Division (1998), and is an employee of FMR.

The following information supplements similar information found in the "Trustees and Officers" section beginning on page 39.

JENNIFER S. TAUB (37), Assistant Vice President of Spartan California Municipal Income Fund (2003). Ms. Taub is Assistant Vice President of Fidelity's Fixed-Income Funds (2003), Assistant Secretary of FIMM (2003), and is an employee of FMR.

The following information supplements the similar information in the "Management Contract" section beginning on page 48.

Sub-Advisers - FIIA and FIIA(U.K.)L. On behalf of the fund, FIMM has entered into a master international fixed-income research agreement with FIIA. On behalf of the fund, FIIA, in turn, has entered into a fixed-income sub-research agreement with FIIA(U.K.)L. Pursuant to the research agreements, FIMM may receive investment advice and research services concerning issuers and countries outside the United States and Canada. In particular, FIIA and FIIA(U.K.)L will make minimal credit risk and comparable quality determinations for foreign issuers that issue U.S. dollar-denominated securities.

Under the terms of the master international fixed-income research agreement, FIMM pays FIIA an amount based on the fund's net assets relative to the assets of other registered investment companies with which FMR or FIMM has management contracts. Under the terms of the sub-research agreement, FIIA pays FIIA(U.K.)L an amount equal to the administrative costs incurred in providing investment advice and research services for a fund.

The following information replaces the third paragraph found under the "Voting Rights" heading in the "Description of the Fund" section on page 53.

The fund or a class may be terminated upon the sale of its assets to, or merger with, another open-end management investment company, series, or class thereof, or upon liquidation and distribution of its assets. The Trustees may reorganize, terminate, merge, or sell all or a portion of the assets of the fund or a class without prior shareholder approval. In the event of the dissolution or liquidation of the fund or a class, shareholders of that fund or that class are entitled to receive the underlying assets of the fund or class available for distribution.